Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Common stock	Additional paid-in capital	Retained earnings	Unearned employee stock ownership plan (ESOP)	Treasury shares	Accumulated other comprehensive income	Total
Balance at Jun. 30, 2018	$ 86	$ 35,085	$ 34,050	$ (663)	$ (1,355)		$ 67,203
Net income (loss)			812				812
Allocation of ESOP shares		(29)		187			158
Acquisition of shares for treasury					(904)		(904)
Change in accounting method			441				441
Other Comprehensive Income (loss)						4	4
Cash dividends of $0.40 per common share			(1,436)				(1,436)
Balance at Jun. 30, 2019	86	35,056	33,867	(476)	(2,259)	4	66,278
Net income (loss)			(12,547)				(12,547)
Allocation of ESOP shares		(75)		187			112
Acquisition of shares for treasury					(542)		(542)
Other Comprehensive Income (loss)						(2)	(2)
Cash dividends of $0.40 per common share			(1,388)				(1,388)
Balance at Jun. 30, 2020	$ 86	$ 34,981	$ 19,932	$ (289)	$ (2,801)	$ 2	$ 51,911